OTHER CURRENT AND NON-CURRENT ASSETS - Current (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021
OTHER CURRENT AND NON-CURRENT ASSETS
Prepaid expenses and deposits	$ 66,050	$ 52,216
Customer acquisition costs	43,617	45,681
Green certificates assets	35,570	61,467
Gas delivered in excess of consumption	1,644	649
Inventory	1,945	3,392
Other current assets	$ 148,826	$ 163,405